J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid America Fund
(All Share Classes)
JPMorgan Intrepid Growth Fund
(All Share Classes)
JPMorgan Intrepid Multi Cap Fund
(All Share Classes)
JPMorgan Intrepid Value Fund
(All Share Classes)

(each, a series of JPMorgan Trust I)

Supplement dated February 3, 2010
to the Prospectuses dated November 1, 2009, as supplemented

The portfolio manager information for JPMorgan Intrepid America Fund, JPMorgan Intrepid Growth Fund, JPMorgan Intrepid Multi Cap Fund and JPMorgan Intrepid Value Fund (each, a Fund) in the sections titled “Portfolio Management” in each Fund’s respective “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGEMENT

J.P. Morgan Investment Management Inc. serves as investment adviser to the Fund. The primary portfolio managers for the Fund are:

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Christopher Blum	2008	Managing Director
Jason Alonzo	2005	Vice President

The last paragraph in the section titled “The Funds’ Management and Administration — The Portfolio Managers” as it pertains to each of the Funds is hereby deleted in its entirety and replaced by the following:

The portfolio management team for the Intrepid Funds is led by Christopher Blum. The portfolio management team also includes Jason Alonzo, Vice President of JPMIM. Mr. Alonzo has been with JPMIM or its affiliates (or one of their predecessors) since 2000. Prior to joining the portfolio management team in 2003, he served as an investment assistant in the U.S. Equity Group. Mr. Alonzo has had day-to-day portfolio management responsibilities for the Intrepid Funds since 2005.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-INTPD-210

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid America Fund
(All Share Classes)
JPMorgan Intrepid Growth Fund
(All Share Classes)
JPMorgan Intrepid Multi Cap Fund
(All Share Classes)
JPMorgan Intrepid Value Fund
(All Share Classes)

(each, a series of JPMorgan Trust I)

Supplement dated February 3, 2010
to the Statement of Additional Information, dated November 1, 2009, as supplemented

The following sections replace the information in the Statement of Additional Information, dated November 1, 2009, as supplemented, under the heading “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” with respect to the JPMorgan Intrepid America Fund, JPMorgan Intrepid Growth Fund, JPMorgan Intrepid Multi Cap Fund and JPMorgan Intrepid Value Fund in its entirety:

Non-Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Intrepid America Fund
Christopher Blum	18	3,087	3	289	6	189
Jason Alonzo	8	1,448	8	1,542	10	367
Intrepid Growth Fund
Christopher Blum	18	4,047	3	289	6	189
Jason Alonzo	8	2,408	8	1,542	10	367
Intrepid Multi Cap Fund
Christopher Blum	18	4,680	3	289	6	189
Jason Alonzo	8	3,041	8	1,542	10	367
Intrepid Value Fund
Christopher Blum	18	4,467	3	289	6	189
Jason Alonzo	8	2,828	8	1,542	10	367

SUP-SAI-INTPD-210

Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Intrepid America Fund
Christopher Blum	0	0	0	0	0	0
Jason Alonzo	0	0	0	0	0	0
Intrepid Growth Fund
Christopher Blum	0	0	0	0	0	0
Jason Alonzo	0	0	0	0	0	0
Intrepid Multi Cap Fund
Christopher Blum	0	0	0	0	0	0
Robert Weller	0	0	0	0	0	0
Jason Alonzo	0	0	0	0	0	0
Intrepid Value Fund
Christopher Blum	0	0	0	0	0	0
Jason Alonzo	0	0	0	0	0	0

The following replaces the information in the Statement of Additional Information, dated November 1, 2009, as supplemented, under the heading “Portfolio Managers — Portfolio Managers’ Ownership of Securities” with respect to the JPMorgan Intrepid America Fund, JPMorgan Intrepid Growth Fund, JPMorgan Intrepid Multi Cap Fund and JPMorgan Intrepid Value Fund in its entirety:

Aggregate Dollar Range of Securities in the Fund
	None	$1– $10,000	$10,001– $50,000	$50,001– $100,000	$100,001– $500,000	$500,001– $1,000,000	Over $1,000,000
Intrepid America Fund
Christopher Blum			X
Jason Alonzo			X
Intrepid Growth Fund
Christopher Blum	X
Jason Alonzo		X
Intrepid Multi Cap Fund
Christopher Blum	X
Jason Alonzo		X
Intrepid Value Fund
Christopher Blum			X
Jason Alonzo		X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE